Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' Equity (Deficit) [Abstract]
Schedule of Movement in Warrants Outstanding	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:
	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)
Balance as of December 31, 2024	7,728,611	4.14	1.63
Issued	-	-	-
Exercised	658,372	0.001	-
Expired	-	-	-
Balance as of June 30, 2025	7,070,239	4.14	1.14

Schedule of Information about the Company’s Outstanding Warrants	The following table summarizes information about the Company’s outstanding warrants as of June 30, 2025.
Exercise Price	Warrants outstanding as of June 30, 2025	Expiration date
5.5	1,640,455	15/07/2026
5.5	277,835	15/07/2025
6.875	145,455	15/01/2027
1.6	212,188	28/06/2027
1.56	185,591	18/06/2028
1.1	4,608,715	30/06/2026
Balance as of June 30, 2025	7,070,239

Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares in Issue During the Relevant Financial Periods

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended June 30, 2025	Year ended June 30, 2024
Loss for the period	6,398	6,240
Total number of Ordinary Shares	28,651,297	18,438,917
Weighted average number of Ordinary Shares	26,782,603	16,628,582
Basic and diluted loss per share	(0.24)	(0.38)